Transfer of Financial Assets, Assets Pledged and Received as Collateral - Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount of the original assets transferred
Disclosure of continuing involvement in derecognised financial assets [line items]
Trading securities	€ 1,016	€ 1,073
Non-trading financial assets mandatory at fair value through profit or loss	0	0
Carrying amount of the assets continued to be recognized
Disclosure of continuing involvement in derecognised financial assets [line items]
Trading securities	21	26
Non-trading financial assets mandatory at fair value through profit or loss	0	0
Carrying amount of associated liabilities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of associated liabilities	€ 40	€ 52